Other income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ (2)	$ (1)	$ 4	$ (2)	$ 6
Share of net profits of associates and joint ventures	24	15	15	39	25
Total	22	15	19	37	31
Income from properties	7	5	5	11	9
Income from shared services provided to UBS Group AG or its subsidiaries	215	169	165	384	283
Other	63	20	49	83	70
Total other income	$ 306	$ 209	$ 237	$ 515	$ 392